CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 1.00	$ 1
Share Capital, shares authorized	150,000,000		125,000,000
Share Capital, shares issued	101,504,575	93,504,575	93,468,000
Share Capital, shares outstanding	101,504,575		93,468,000	93,404,000	93,260,000